Audit Information	12 Months Ended
Dec. 31, 2025
Auditor [Table]
Auditor Name	Assentsure PAC
Auditor Firm ID	6783
Auditor Location	Singapore
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying balance sheets of APEX Global Solutions Limited and Subsidiaries (the Company) as of December 31, 2025, 2024 and 2023, and the related statements of operations and comprehensive income, statements of changes in shareholders’ equity, and cash flows for each of the years in the three-year period ended December 31, 2025, and the related note (collectively referred to as the financial statements).

In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025, 2024 and 2023, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2025, in conformity with accounting principles generally accepted in the United States of America.